CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Total (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash		¥ 1,305,781		¥ 2,165,288
Cash and cash equivalents	$ 1,114,538	7,759,190	$ 2,747,973	19,130,835	¥ 27,851,106	¥ 23,850,775
Total cash and cash equivalents, and cash and cash equivalents restricted		¥ 9,064,971		¥ 21,296,123